SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rate for translation of balances of financial statements from RMB to US$		6.2046
Cash and cash equivalents
Minimum term of maturity to classify instruments as cash in bank-time deposits	3 months	3 months
Maximum term of maturity to classify instruments as cash in bank-time deposits	1 year	1 year
Restricted cash	$ 1,435	8,903	13,235